ACQUISITION OF M2M BUSINESS OF ANYDATA Narrative (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 16, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Oct. 16, 2013
Goodwill (note 16)		$ 103,966	$ 102,718	$ 97,961
M2M Business of ANYDATA [Member]
Business Acquisition [Line Items]
Cash consideration	5,196
Goodwill (note 16)	2,061